Note 6 - Common Stock and Stock Options	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 6:       Common Stock and Stock Options

The Company’s Articles of Incorporation provide for the holders of the Class A Stock voting separately and as a class to elect 30% of the Board of Directors (or the nearest whole number if such percentage is not a whole number) and for the holders of the Class B Stock to elect the balance.  The Company’s Class B stockholders have the sole right to vote on all other matters submitted for a vote of stockholders, except as required by law and except with respect to limited matters specifically set forth in the Articles of Incorporation.  Class B common stock can be converted into Class A common stock on a share-for-share basis at the option of the holder.  If any dividends are paid, both classes of common stock receive the same amount per share.

Concurrent with the funding of the financing arrangement described in Note 5 and pursuant to a Warrant Agreement entered into at the same time, the Company issued warrants to Berkshire Hathaway to purchase 4.6 million shares of Class A common stock, which represented approximately 19.9% of the number of then outstanding shares of the Company’s common stock.  On September 24, 2012, Berkshire Hathaway exercised all of the warrants to purchase 4,646,220 shares of Class A common stock, par value $5.00 per share, for an aggregate purchase price of $46,462.20, or $0.01 per share.  The shares issued upon exercise of the warrants have not been registered under the Securities Act of 1933 as amended.  However, Berkshire Hathaway can request registration at any time pursuant to a Registration Rights Agreement.

The Company’s Long-Term Incentive Plan (LTIP) is administered by the Compensation Committee and permits the grant of stock-based awards to key employees in the form of nonqualified stock options (Non-Qualified Stock Option Plan) and non-vested shares (Performance Accelerated Restricted Stock Plan (PARS)). At December 31, 2012, a combined 1,313,226 shares remained available for grants of PARS (up to 298,585 shares) and stock options under the LTIP.  Grant prices of stock options are equal to the fair market value of the underlying stock on the date of grant.  Options are exercisable during the continued employment of the optionee but not for a period greater than ten years and not for a period greater than one year after termination of employment; they generally become exercisable at the rate of one-third each year from the date of grant.  For awards granted prior to 2006, the optionee may exercise any option in full in the event of death or disability or upon retirement after at least ten years of service with the Company and after attaining age 55.  For awards granted in 2006 and thereafter, the optionee must be 63 years of age, with ten years of service, and must be an employee on December 31 of the year of grant in order to be eligible to exercise an award upon retirement.  The Company has options for approximately 18,000 shares outstanding under former plans with slightly different exercise terms.

The Company valued stock options granted in 2012 using a Black-Scholes valuation method and valued stock options granted in 2011 and 2010 using a binomial lattice valuation method.  The volatility factor in all periods was estimated based on the Company’s historical volatility over the contractual term of the options.  The Company also used historical data to derive the option’s expected life.  The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the date of grant.  The dividend yield was predicated on the average expected dividend payment over the expected life of the option and the stock price on the grant date.  The key assumptions used to value stock options granted in 2012, 2011, and 2010 and the resulting grant date fair values are summarized below:

	2012	2011	2010
Risk-free interest rate	1.30%	2.70%	3.10%
Dividend yield	2.10%	2.30%	1.60%
Volatility factor	66.00%	67.00%	65.00%
Expected life (years)	6.50	6.50	6.60
Exercise price	$4.98	$5.20	$8.90
Grant date fair value	$2.67	$2.58	$4.61

The following is a summary of option activity for the year ended December 31, 2012:

(In thousands, except per share amounts)	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Aggregate Intrinsic Value
Outstanding - beginning of year	2,602	$27.09
Granted	461	4.98
Exercised	(87)	2.16
Forfeited or expired	(877)	26.77
Outstanding - end of year	2,099	$23.40	5.5	$580

Outstanding - end of year less estimated forfeitures	2,059	$23.71	5.4	$580

Exercisable - end of year	1,724	$27.27	4.8	$580

*
Excludes 400 options which are exercisable during the lifetime of the optionee and 17,400 options which are exercisable during the continued employment of the optionee and for a three-year period thereafter.

The Company recognized non-cash compensation expense related to stock options in 2012, 2011, and 2010 as summarized below.  Due to the valuation allowance on deferred tax assets, the Company does not currently expect to realize a tax benefit for these stock options. As of December 31, 2012, there was $.6 million of total unrecognized compensation cost related to stock options expected to be recognized over a weighted-average period of approximately 1.7 years.

(In thousands)	2012	2011	2010
Pretax compensation cost (related to stock options)	$834	$998	$1,614
After-tax compensation cost (related to stock options)	531	636	1,028

Certain executives are eligible for PARS, which vest over a ten-year period.  If certain earnings targets are achieved (as defined in the plan), vesting may accelerate to either a three, five or seven year period.  The recipient of PARS must remain employed by the Company during the vesting period.  However, in the event of death, disability, or retirement after age 63, a pro-rata portion of the recipient’s PARS becomes vested. PARS are awarded at the fair value of Class A shares on the date of the grant.  All restrictions on PARS granted prior to 2003 have been released. The following is a summary of PARS activity for the year ended December 31, 2012:

(In thousands, except per share amounts)	Shares	Weighted- Average Grant Date Fair Value
Nonvested balance - beginning of year	508	$27.94
Granted	254	$4.98
Restrictions released	(194)	$38.05
Forfeited	(354)	$15.45
Nonvested balance - end of year	214	$12.15

As of the end of 2012, there was $1.2 million of total unrecognized compensation cost related to PARS under the LTIP; that cost is expected to be recognized over a weighted-average period of approximately 5.6 years.  In 2012, the Company recognized a benefit of $.1 million ($.1 million after-tax) due to the volume of forfeitures that were not previously anticipated.  The amount recorded as expense in 2011 and 2010 was $1.2 million ($.8 million after-tax), and $1.6 million ($1.0 million after-tax), respectively.  Due to the valuation allowance on deferred tax assets, the Company does not currently expect to realize a tax benefit for these PARS awards.

The Company has maintained a Supplemental 401(k) Plan (the Plan) for many years which allows certain employees to defer salary and obtain Company match where federal regulations would otherwise limit those amounts. The Company is the primary beneficiary of this Variable Interest Entity (VIE) that holds the Plan’s investments and consolidates the Plan accordingly.  Participants receive cash payments upon termination of employment, and participants age 55 and above can choose from a range of investment options including the Company’s Class A common stock.  The Plan’s liability to participants ($.8 million at December 31, 2012 and December 25, 2011) is adjusted to its fair value each reporting period.  The Plan’s investments ($.2 million at December 31, 2012 and December 25, 2011) other than its Class A common stock, are considered trading securities, reported as assets, and are adjusted to fair value each reporting period.  Investments in the Class A common stock fund are measured at historical cost and are recorded as a reduction of additional paid-in capital. Consequently, fluctuations in the Company’s stock price will have an impact on the Company’s net income when the liability is adjusted to fair value and the common stock remains at historical cost.  The Company recognized negligible expense in 2012, and benefits of $.1 million ($.1 million after-tax) and $.2 million ($.1 million after-tax) in 2011 and 2010, respectively, due to the fluctuations in the Company’s stock price.  The Company suspended its 5% match on the Plan effective April 1, 2009; however, effective January 1, 2011, the Company reinstated the match up to a maximum of 2% of an eligible and participating employee’s salary.

Each member of the Board of Directors that is neither an employee nor a former employee of the Company (an Outside Director) participates in the Directors’ Deferred Compensation Plan.  The plan provides that each Outside Director shall receive half of his or her annual compensation for services to the Board in the form of Deferred Stock Units (DSU); each Outside Director additionally may elect to receive the balance of his or her compensation in either cash, DSU, or a split between cash and DSU.  Other than dividend credits (when dividends are declared), deferred stock units do not entitle Outside Directors to any rights due to a holder of common stock.  DSU account balances may be settled after the Outside Director's retirement date by a cash lump-sum payment, a single distribution of common stock, or annual installments of either cash or common stock over a period of up to ten years.  The Company records expense annually based on the amount of compensation paid to each director as well as recording an adjustment for changes in fair value of DSU.  The Company recognized an expense of $.6 million ($.4 million after-tax) in 2012, an expense of $.1 million ($.1 million after-tax) in 2011, and a benefit of $.2 million ($.1 million after-tax) in 2010, under the plan due primarily to the fluctuations in the fair value of DSU.

Because both the Supplemental 401(k) Plan and the Director’s Deferred Compensation Plan were designed to align the interest of participants with those of shareholders, fluctuations in stock price have an effect on the expense recognized by the Company.  Each $1 change in the Company’s stock price as of December 31, 2012 would have adjusted the Company’s pretax income by approximately $.7 million.